UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

General California Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General California
Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum. We expect these developments to produce both challenges and opportunities for fixed-income investors.As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through May 31, 2007, as provided by Joseph Irace, Portfolio Manager

Market and Fund Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged between June 2006 and the end of the reporting period in a slowing economic environment.

For the six-month period ended May 31, 2007, the fund produced annualized yields of 3.07% for Class A shares and 2.65% for Class B shares.Taking into account the effects of compounding, the fund produced annualized effective yields of 3.11%, and 2.69% for Class A and Class B shares, respectively.1

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Stabilized as U.S. Economic Growth Moderated

The reporting period began in an environment of robust economic growth and mounting inflationary pressures, which in late June 2006 prompted the Fed to implement its sixteenth consecutive increase of short-term interest rates. As a result, the overnight federal funds rate rose to 5.25% . Over the summer, however, weakness in the housing and automotive sectors contributed to a more moderate rate of U.S. economic growth. In addition, inflationary pressures appeared to subside as energy prices retreated from their record highs.

Investors generally responded to these developments with expectations that a slower economy and lower inflation might prompt the Fed to begin reducing short-term interest rates sometime during 2007. The Fed lent credence to this view when it stopped raising interest rates and held them steady as it evaluated the impact of its previous rate hikes on the economy and inflation. In its public comments, the Fed repeatedly stated that it believed inflation was likely to moderate along with economic growth. With the Fed on hold, investor sentiment vacillated between expectations of a rate cut due to the economic slowdown and anticipation that stubborn inflation would cause the Fed to remain on the sidelines longer than previously expected.

In California, tax revenues have continued to increase in an expanding economy, helping to support a balanced operating budget, the state’s credit rating and prices of municipal securities.

Supply-and-Demand Forces Boosted Short-Term Yields

As short-term interest rates stabilized, tax-exempt money market yields traded within a relatively narrow range. However, variable-rate demand notes (“VRDNs”), on which yields are reset daily or weekly, provided higher yields than longer-term instruments at times during the reporting period.This relatively unusual phenomenon, known as an “inverted yield curve,” was primarily the result of supply-and-demand forces.

When the yield curve was inverted, we allocated up to 90% of the fund’s assets to VRDNs, with the remainder invested in municipal notes and seasoned municipal bonds.As yield differences subsequently began to normalize, we reduced the fund’s exposure to VRDNs and increased its holdings of tax-exempt commercial paper with maturities in the three- to six-month range. As a result, the fund’s weighted average maturity increased from a relatively short position to one that was slightly longer than industry averages.

Fund Remains Positioned for an Unchanged Fed Policy

After the Fed’s meeting in May 2007, it commented that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.” These remarks, together with mixed economic and inflation data, suggest to us that the Fed is unlikely either to raise or lower short-term interest rates anytime soon. In addition, June and July typically are very heavy months for issuance of one-year municipal notes in California.We therefore intend to maintain the fund’s slightly longer-than-average duration position until we see evidence that the Fed is ready to adjust monetary policy one way or the other.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 2.60%
and an annualized effective yield of 2.63%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 2.91	$ 5.02
Ending value (after expenses)	$1,015.40	$1,013.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 2.92	$ 5.04
Ending value (after expenses)	$1,022.04	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .58% for Class A shares and 1.00% for Class B shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2007 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.2%	Rate (%)	Date	Amount ($)	Value ($)

California—89.0%
ABN AMRO Munitops Certificates
Trust (University of
California Regents, Medical
Center Pooled Revenue)
(Insured; MBIA and Liquidity
Facility; ABN-AMRO)	3.81	6/7/07	6,000,000 [a,b]	6,000,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)	3.86	6/7/07	2,300,000 [a]	2,300,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	3.97	6/7/07	2,960,000 [a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of The West)	4.05	6/7/07	3,250,000 [a]	3,250,000
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)
(Insured; MBIA and Liquidity
Facility; Citibank NA)	3.79	6/7/07	37,250,000 [a,b]	37,250,000
California
(Insured; XLCA and LOC;
Merrill Lynch)	3.80	6/7/07	8,120,000 [a,b]	8,120,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.83	6/5/07	8,000,000	8,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.60	6/14/07	17,000,000	17,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
CP (Liquidity Facility: Bank
of Novia Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.61	6/14/07	20,000,000	20,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.60	6/15/07	13,000,000	13,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.75	7/9/07	9,000,000	9,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.80	7/9/07	9,800,000	9,800,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.75	7/10/07	15,000,000	15,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank
of Scotland PLC and
Societe Generale)	3.80	7/10/07	5,500,000	5,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
Economic Recovery Bonds	5.00	1/1/08	5,000,000	5,041,487
California,
GO Notes (Insured; MBIA)	4.00	9/1/07	240,000	240,134
California,
GO Notes (Kindergarten-University)
(LOC: Citibank NA and State
Street Bank and Trust Co.)	3.73	6/7/07	5,000,000 [a]	5,000,000
California,
GO Notes (Liquidity Facility;
Citibank NA and LOC; Radian Group)	3.81	6/7/07	3,495,000 [a,b]	3,495,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova
Scotia and Landesbank
Hessen-Thuringen Girozentrale)	3.73	6/7/07	5,000,000 [a]	5,000,000
California,
GO Notes (Various Purpose)
(Insured; MBIA)	7.50	10/1/07	1,235,000	1,251,152
California,
RAN	4.50	6/29/07	7,800,000	7,805,487
California Educational Facilities
Authority, Revenue (University of
Judaism) (LOC; Allied Irish Bank)	3.84	6/7/07	3,200,000 [a]	3,200,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.88	6/7/07	1,600,000 [a]	1,600,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	3.88	6/7/07	1,697,050 [a]	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	3.90	6/7/07	3,750,000 [a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Roller Bearing Company America
Project) (LOC; Wachovia Bank)	3.91	6/7/07	2,400,000 [a]	2,400,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials
Inc. Project) (LOC;
California State Teachers
Retirement System)	3.84	6/7/07	3,325,000 [a]	3,325,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	3.85	6/7/07	7,450,000 [a]	7,450,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources III, LLC Project)
(LOC; Key Bank)	3.82	6/7/07	2,780,000 [a]	2,780,000
California Pollution Control
Financing Authority, SWDR (ALS
Plastics Project) (LOC; Wells
Fargo Bank)	3.86	6/7/07	2,400,000 [a]	2,400,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank
of California)	3.87	6/7/07	7,285,000 [a]	7,285,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.
Project) (LOC; U.S. Bank NA)	3.82	6/7/07	450,000 [a]	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	1,125,000 [a]	1,125,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.85	6/7/07	3,895,000 [a]	3,895,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.85	6/7/07	7,840,000 [a]	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.85	6/7/07	10,310,000 [a]	10,310,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank
of California)	3.87	6/7/07	2,245,000 [a]	2,245,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	4,110,000 [a]	4,110,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	8,000,000 [a]	8,000,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc. Project)
(LOC; Comerica Bank)	3.87	6/7/07	3,085,000 [a]	3,085,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	2,005,000 [a]	2,005,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	3.82	6/7/07	1,235,000 [a]	1,235,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	3.82	6/7/07	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.87	6/7/07	4,010,000 [a]	4,010,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	3.87	6/7/07	3,085,000 [a]	3,085,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	3.87	6/7/07	570,000 [a]	570,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	3.87	6/7/07	3,560,000 [a]	3,560,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	3.87	6/7/07	1,915,000 [a]	1,915,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	3.91	6/7/07	1,735,000 [a]	1,735,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.87	6/7/07	4,745,000 [a]	4,745,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal Inc. Project)
(LOC; Comerica Bank)	3.87	6/7/07	1,355,000 [a]	1,355,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank
of California)	3.87	6/7/07	5,000,000 [a]	5,000,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	3.85	6/7/07	8,675,000 [a]	8,675,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.87	6/7/07	725,000 [a]	725,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	2,956,000 [a]	2,956,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	3.87	6/7/07	2,920,000 [a]	2,920,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State University,
CP (Liquidity Facility:
JPMorgan Chase Bank and State
Street Bank and Trust Co.)	3.60	6/1/07	7,361,000	7,361,000
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	3.81	6/7/07	3,800,000 [a]	3,800,000
California Statewide Communities
Development Authority, IDR
(American River Packaging, Inc.
Project) (LOC; Wells Fargo Bank)	3.95	6/7/07	1,440,000 [a]	1,440,000
California Statewide Communities
Development Authority, IDR
(Evapco, Inc. Project) (LOC;
Bank of America)	3.95	6/7/07	650,000 [a]	650,000
California Statewide Communities
Development Authority, IDR
(Flambeau Airmold Corporation
Project) (LOC; Wells Fargo Bank)	3.95	6/7/07	1,350,000 [a]	1,350,000
California Statewide Communities
Development Authority, IDR
(Kennerly Project) (LOC; Bank
of the West)	3.95	6/7/07	1,465,000 [a]	1,465,000
California Statewide Communities
Development Authority, IDR
(Lesaint Limited Partnership
Project) (LOC; PNC Bank)	3.95	6/7/07	1,140,000 [a]	1,140,000
California Statewide Communities
Development Authority, IDR
(Packaging Innovation Project)
(LOC; Wells Fargo Bank)	3.95	6/7/07	1,750,000 [a]	1,750,000
California Statewide Communities
Development Authority, IDR
(Rapelli Project) (LOC;
Comerica Bank)	3.95	6/7/07	2,500,000 [a]	2,500,000
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.86	6/7/07	895,000 [a,b]	895,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.88	6/7/07	3,700,000 [a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	4.08	6/7/07	4,600,000 [a]	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	3.86	6/7/07	3,385,000 [a]	3,385,000
California Statewide Communities
Development Authority, Multi
Family Revenue (Lutheran
Gardens) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	3.85	6/7/07	4,190,000 [a,b]	4,190,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	3.60	7/12/07	1,500,000	1,500,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	9,000,000	9,005,932
California Statewide Communities
Development Authority, TRAN
(San Bernardino County)	4.50	6/29/07	12,400,000	12,404,147
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	3,905,000	3,906,560
Contra Costa,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	3.90	6/7/07	1,730,000 [a]	1,730,000
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.95	12/20/07	10,000,000	10,000,116
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.86	6/7/07	11,039,565 [a,b]	11,039,565
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.86	6/7/07	28,203,706 [a,b]	28,203,706

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Deutsche Banks AG)	3.81	6/7/07	2,075,000 [a,b]	2,075,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.80	6/7/07	11,725,000 [a,b]	11,725,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.81	6/7/07	2,735,000 [a,b]	2,735,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.81	6/7/07	3,530,000 [a,b]	3,530,000
Goldman Sachs Pool Trust, Revenue
(Liquidity Facility; Goldman Sachs
Group and LOC; IXIS Corporate
and Investment Bank)	3.86	6/7/07	5,320,108 [a,b]	5,320,108
Los Angeles Community
Redevelopment Agency, MFHR
(Security Building Project)
(LOC; FHLB)	3.80	6/7/07	5,000,000 [a]	5,000,000
Los Angeles Harbor Department,
Revenue, Refunding
(Insured; AMBAC)	5.50	8/1/07	300,000	300,908
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	3.80	6/7/07	3,000,000 [a]	3,000,000
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Inc. Project) (LOC;
California State Teachers
Retirement System)	3.80	6/7/07	4,660,000 [a]	4,660,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	3.60	6/15/07	12,500,000	12,500,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	3.62	8/1/07	2,800,000	2,800,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish Bank)	3.77	6/7/07	2,715,000 [a]	2,715,000
Milpitas Unified School District,
GO Notes, TRAN	4.50	7/10/07	4,250,000	4,253,651
Orange County Public Financing
Authority, LR, Refunding
(Insured; MBIA)	4.00	7/1/07	300,000	300,036
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.88	6/7/07	2,560,000 [a]	2,560,000
Riverside County Industrial
Development Authority, IDR
(Computrus Inc. Project) (LOC;
Wells Fargo Bank)	3.86	6/7/07	1,675,000 [a]	1,675,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	3.86	6/7/07	4,275,000 [a]	4,275,000
Sacramento County,
COP, Refunding (Main Detention
Facility) (Insured; AMBAC)	4.00	6/1/07	120,000	120,000
Sacramento County,
GO Notes, TRAN	4.50	7/17/07	2,975,000	2,978,219
San Bernardino County Industrial
Development Authority, IDR
(W&H Voortman, Inc. Project)
(LOC; California State
Teachers Retirement System)	3.95	6/7/07	1,920,000 [a]	1,920,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.70	9/13/07	16,750,000	16,750,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Santa Clara County Housing
Authority, MFHR (Willows
Apartments) (LOC; Union Bank
of California)	3.79	6/7/07	4,284,000 [a]	4,284,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.73	6/7/07	1,000,000 [a]	1,000,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	3.81	6/7/07	1,600,000 [a]	1,600,000
Ventura County,
GO Notes, TRAN	4.50	7/2/07	1,750,000	1,751,146
U.S. Related—11.2%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.84	6/7/07	25,000,000 [a,b]	25,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; MBIA)	5.75	7/1/07	100,000	100,153
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa Vizcaya,
Banco Santander, Bank of Nova
Scotia, BNP Paribas, Dexia Credit
Locale and Fortis Bank)	4.50	7/30/07	39,405,000	39,465,400
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	7.00	7/1/07	1,300,000	1,303,736

Total Investments (cost $589,664,693)			100.2%	589,664,693

Liabilities, Less Cash and Receivables			(.2%)	(1,445,546)

Net Assets			100.0%	588,219,147

a Securities payable on demand.Variable interest rate—subject to periodic change. b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $149,578,379 or 25.4% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	96.6
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	3.1
Not Rated [d]	Not Rated [d]	Not Rated [d]	.3
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	589,664,693	589,664,693
Interest receivable		5,294,632
Prepaid expenses		37,370
		594,996,695

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		293,117
Cash overdraft due to Custodian		5,987,519
Payable for shares of Beneficial Interest redeemed		238,106
Accrued expenses		258,806
		6,777,548

Net Assets ($)		588,219,147

Composition of Net Assets ($):
Paid-in capital		587,927,397
Accumulated net realized gain (loss) on investments		291,750

Net Assets ($)		588,219,147

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	497,437,353	90,781,794
Shares Outstanding	497,255,472	90,738,244

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	9,103,963
Expenses:
Management fee—Note 2(a)	1,251,110
Shareholder servicing costs—Note 2(c)	206,800
Distribution and prospectus fees—Note 2(b)	86,751
Professional fees	27,274
Registration fees	21,666
Custodian fees	13,892
Trustees’ fees and expenses—Note 2(d)	11,357
Prospectus and shareholders’ reports	12,876
Miscellaneous	14,269
Total Expenses	1,645,995
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(20,464)
Net Expenses	1,625,531
Investment Income—Net	7,478,432

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	380,743
Net Increase in Net Assets Resulting from Operations	7,859,175

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2007	Year Ended
	(Unaudited)	November 30, 2006

Operations ($):
Investment income—net	7,478,432	21,449,973
Net realized gain (loss) on investments	380,743	(88,993)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,859,175	21,360,980

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(6,348,426)	(10,090,255)
Class B shares	(1,130,006)	(1,820,289)
E*TRADE Class	—	(9,644,334)
Total Dividends	(7,478,432)	(21,554,878)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,031,692,217	1,211,698,553
Class B shares	154,030,622	229,379,718
E*TRADE Class	—	201,819,326
Dividends reinvested:
Class A shares	5,526,012	9,805,847
Class B shares	1,129,874	1,819,651
E*TRADE Class	—	9,195,046
Cost of shares redeemed:
Class A shares	(966,269,136)	(1,122,901,749)
Class B shares	(142,670,920)	(217,608,128)
E*TRADE Class	—	(883,888,787)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	83,438,669	(560,680,523)
Total Increase (Decrease) in Net Assets	83,819,412	(560,874,421)

Net Assets ($):
Beginning of Period	504,399,735	1,065,274,156
End of Period	588,219,147	504,399,735

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.028	.017	.006	.006	.010
Distributions:
Dividends from
investment income—net	(.015)	(.028)	(.017)	(.006)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.09[a]	2.87	1.74	.58	.55	1.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[a]	.58	.59	.65	.62	.61
Ratio of net expenses
to average net assets	.58[a]	.58	.59	.64	.62	.61
Ratio of net investment income
to average net assets	3.06[a]	2.84	1.75	.59	.56	1.00

Net Assets, end of period
($ X 1,000)	497,437	426,232	327,729	288,502	253,633	378,407

[a] Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.024	.013	.002	.004	.006
Distributions:
Dividends from
investment income—net	(.013)	(.024)	(.013)	(.002)	(.004)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.67[a]	2.46	1.33	.24	.36	.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[a]	1.05	1.06	1.10	1.07	1.10
Ratio of net expenses
to average net assets	1.00[a]	1.00	1.00	.98	.83	1.00
Ratio of net investment income
to average net assets	2.66[a]	2.45	1.44	.24	.30	.61

Net Assets, end of period
($ X 1,000)	90,782	78,168	64,598	16,920	17,670	8,016

[a] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A shares and Class B shares. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2007, sub-accounting service fees amounted to $21,254 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $88,993 available for federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to November 30, 2006. If not applied, the carryover expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2006 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distrib-

uting prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2007, Class B shares were charged $86,751, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, Class A shares were charged $47,700 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2006 through May 31, 2007 for Class B shares to reduce the expenses of the Class B shares, if the aggregate expenses of Class B shares of the fund, exclu-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. Pursuant to the Class B Shareholder Services Plan, during the period ended May 31, 2007, Class B shares were charged $106,269 and there was a reduction of $20,464 by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $22,058 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $244,396, Rule 12b-1 distribution plan fees $15,350, shareholder services plan fees $23,024, transfer agency per account fees $9,050 and chief compliance officer fees $3,748, which are offset against an expense reimbursement currently in effect in the amount of $2,451.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70134233v5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5